Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Investment income	$ 173	$ 68	$ 60
Expenses
Depreciation	7	13	12
Exploration and evaluation (Note 13)	5,893	8,723	2,428
Listing and regulatory	131	86	70
Management and directors	1,783	868	650
Office and general	629	541	462
Professional	1,036	162	216
Shareholder and investor communications	361	257	223
Share-based compensation (Note 12)	677	842	1,104
Total Expenses	10,517	11,492	5,165
Other income (expense)
Gain (loss) on foreign currency translation (Note 9)	(556)	148	0
Finance costs (Notes 9 and 10)	(719)	(68)	(36)
Gain on change in decommissioning provision (Note 10)	0	3	64
Tax deduction recovery (Note 14)	0	267	0
Total Other income	(1,275)	350	28
Net loss and comprehensive loss for the year	$ (11,619)	$ (11,074)	$ (5,077)
Net loss per share - basic and diluted	$ (0.04)	$ (0.04)	$ (0.02)
Weighted average number of shares outstanding
Basic and diluted	315,435,463	266,111,543	238,480,985